CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Jun. 30, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Common shares, par value	€ 0.01	€ 0.01
Special voting shares, shares outstanding	413,891,643	415,399,503
Common shares, shares issued	1,361,109,279	1,355,319,640